Related Party Transactions - Summary of Outstanding balances as at reporting date (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Short term debt to related party		$ 11,973	$ 5,102,211
Due to related party		32,918	1,639,418
Due to related party		32,918	1,054,430
Short term convertible debt			95,309
Share Subscription Receivables		1,143	80
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Short term debt to related party	[1]	11,973	447,067
Due to related party	[1]	32,918
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Short term debt to related party			4,655,144
Due to related party			899,978
Arthur Yao [Member]
Related Party Transaction [Line Items]
Due to related party		0	137,019
Steve Perry [Member]
Related Party Transaction [Line Items]
Due to related party			17,433
Short term convertible debt		$ 108,047	95,309
Related Party [Member]
Related Party Transaction [Line Items]
Short term convertible debt			$ 125,000

[1]	DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.